Property, Plant and Equipment - Changes in the Net Book Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 268,107	$ 294,324
Additions	18,938	23,279
Disposals	(134,244)	(898)
Other	(1,296)	(20,713)
Depreciation	(24,760)	(27,445)
Impairment	(2,775)	(696)
Foreign currency translation	(282)	256
Ending balance	123,688	268,107
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	240,814	263,590
Additions	18,211	15,670
Disposals	(123,256)	(336)
Other	(764)	(13,817)
Depreciation	(21,480)	(24,149)
Impairment	(2,775)	(129)
Foreign currency translation	(456)	(15)
Ending balance	110,294	240,814
Owned assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43,937	43,914
Additions	0	0
Disposals	(30,362)	0
Other	(1,548)	0
Depreciation	0	0
Impairment	0	0
Foreign currency translation	25	23
Ending balance	12,052	43,937
Owned assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	131,343	143,867
Additions	993	1,093
Disposals	(62,527)	0
Other	3,973	(789)
Depreciation	(11,455)	(12,622)
Impairment	(1,065)	0
Foreign currency translation	(22)	(206)
Ending balance	61,240	131,343
Owned assets | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,153	25,685
Additions	14,490	12,929
Disposals	(12,783)	0
Other	(10,675)	(11,489)
Depreciation	(228)	0
Impairment	(970)	0
Foreign currency translation	(37)	28
Ending balance	16,950	27,153
Owned assets | Computer software & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,196	1,198
Additions	1,068	619
Disposals	0	0
Other	(569)	(28)
Depreciation	(701)	(593)
Impairment	0	0
Foreign currency translation	6	0
Ending balance	1,000	1,196
Owned assets | Furniture & fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	995	1,456
Additions	96	69
Disposals	(33)	(13)
Other	461	(105)
Depreciation	(265)	(439)
Impairment	0	0
Foreign currency translation	15	27
Ending balance	1,269	995
Owned assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	36,190	47,470
Additions	1,564	960
Disposals	(17,551)	(323)
Other	7,594	(1,406)
Depreciation	(8,831)	(10,495)
Impairment	(740)	(129)
Foreign currency translation	(443)	113
Ending balance	17,783	36,190
Right-of-use leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,293	30,734
Additions	727	7,609
Disposals	(10,988)	(562)
Other	(532)	(6,896)
Depreciation	(3,280)	(3,296)
Impairment	0	(567)
Foreign currency translation	174	271
Ending balance	13,394	27,293
Right-of-use leased assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,629	12,289
Additions	0	0
Disposals	(10,988)	0
Other	(461)	(396)
Depreciation	(180)	(264)
Impairment	0	0
Foreign currency translation	0	0
Ending balance	0	11,629
Right-of-use leased assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,388	18,100
Additions	581	7,406
Disposals	0	(562)
Other	(65)	(6,475)
Depreciation	(2,880)	(2,773)
Impairment	0	(567)
Foreign currency translation	168	259
Ending balance	13,192	15,388
Right-of-use leased assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	276	345
Additions	146	203
Disposals	0	0
Other	(6)	(25)
Depreciation	(220)	(259)
Impairment	0	0
Foreign currency translation	6	12
Ending balance	$ 202	$ 276